Convertible Debt	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Notes to Financial Statements
Note 4 - CONVERTIBLE DEBTS

Convertible debt outstanding, net of debt discount of $0 on March 31, 2013	$20,727
Add: Issuance of convertible debts, net of debt discount of $11,500	-
Assignment from Nancy Louise Jones, net of debt discount of $60,562	-
Reclassification of Asher $16,000 debt dated November 2, 2012 from nonconvertible debt to convertible debt, net of debt discount of $7,362	8,638
Reclassification of Asher $32,000 debt dated January 30, 2013 from nonconvertible debt to convertible debt, net of debt discount of $32,000	-
Amortization of debt discount	107,183
Less: principal converted into common stock	(114,957)
Convertible debt outstanding, net of debt discount of $4,741	$21,591

During the six months ended September 30, 2013, $114,957 of convertible debts and $5,369 of accrued interest was converted into 1,652,322,404 shares of common stock.

 Asher Enterprises, Inc.

On November 2, 2012, the Company borrowed $16,000 from Asher Enterprises. The maturity date of this note is August 5, 2013. This loan bears an interest rate of 8% per annum. Interest on overdue principal after default accrues at an annual rate of 22%. On May 1, 2013, after 180 days following the date of the note, the note became convertible. Asher Enterprises had the right to convert all or a portion of the remaining outstanding principal amount of this note into shares of the Company’s Common Stock. The conversion price was 25% multiplied by the lowest trading price for the Common Stock during the 120 trading day period ending on the latest complete trading day prior to the conversion date.  Along with the note payable, the Company issued warrants to purchase 49,230,769 shares of common stock. The warrants expire 5 years after issuance and have an exercise price of $0.0000325. The exercise price can adjust downward if the Company issues common stock at a price per share lower than the current exercise price.  Asher Enterprise converted principal of $16,000 and interest of $640 into 135,938,462 common shares, bringing the note balance to $0.  Debt discount of $7,362 was amortized during the three months ended June 30, 2013.

On January 30, 2013, the Company borrowed $32,500 from Asher Enterprises. The maturity date of this note is November 1, 2013. This loan bears an interest rate of 8% per annum. Interest on overdue principal after default accrues at an annual rate of 22%. On July 29, 2013, after 180 days following the date of the note, the note became convertible. Asher Enterprises had the right to convert all or a portion of the remaining outstanding principal amount of this note into shares of the Company’s Common Stock. The conversion price was 50% multiplied by the lowest trading price for the Common Stock during the 20 trading day period ending on the latest complete trading day prior to the conversion date. Asher Enterprise converted principal of $32,500 and interest of 1,300 into 338,000,000 common shares, bringing the note balance to $0.  Debt discount of $32,500 was amortized during the six months ended September 30, 2013.

The Company analyzed the conversion option of the Asher note for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the embedded conversion feature should be classified as a liability due to there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The embedded conversion feature was measured at fair value at the date of inception and at the termination of the instrument with the change in fair value recorded to earnings.

The Company analyzed the warrants for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the warrants should be classified as a liability due to their not being indexed to the Company’s common stock. The warrants were measured at fair value at the date of inception and at the end of each reporting period or termination of the instrument with the change in fair value recorded to earnings. See discussion related to the derivative liabilities in Note 5 and warrants in Note 6.

Magna Group, LLC

On May 2, 2013 Magna Group LLC purchased the note payable of $60,562 from Mrs. Nancy Louise Jones and entered into an amended debt agreement with the Company. See Note 3. On May 9, 2013, Magna issued another convertible note of $11,500 to the Company. The note bears interest of 12% per annum, is due on January 9, 2014 and is convertible into common shares at a price of 55% multiplied by the lowest volume weighted average price for the Common Stock during the five trading day period ending on the latest complete trading day prior to the conversion date. Magna converted debt principal of $60,562 and interest of $579 into 303,883,942 common shares during the six months ended September 30, 2013.

As the Asher debt became convertible on May 1, 2013 and July 29, 2013, the conversion option of Magna convertible notes became tainted, that is, under ASC 815-15 “Derivatives and Hedging”, it should be recorded as derivative liability. The derivative treatment resulted in a full debt discount on the Magna notes. During the six months ended September 30, 2013, debt discount of $67,321 was amortized and the unamortized discount is $4,741 as of September 30, 2013. As a result of the full conversion of Asher convertible debt on September 9, 2013, the derivative treatment on Magna debts ended and the derivative liabilities were reclassified back to equity.  See discussion in Note 5.

Other Convertible Notes

The convertible debts were issued in September 2009, bear an interest rate at 8% per annum, due in one year, and are convertible at $0.00001 per share.

On September 12, 2013, one of the debt holder assigned $9,170 note to Fierce Entertainment LLC. The maturity date of this amended note is September 12, 2014. This loan bears an interest rate of 8% per annum. The note is convertible into common stock at $0.0001 per share. The Company evaluated the application of ASC 470-50 and ASC 470-60 and concluded the amended term dose not constituted a debt extinguishment or troubled debt restructuring.

During the six months ended September 30, 2013, debt principal of $5,895 and interest of $2,850 has been converted into 874,500,000 common shares. As of September, 30, 2013, the convertible note has an outstanding balance of $14,382.

In addition, the Company also had a convertible note due to related party of $1,550 as of September 30, 2013.

As the Asher debt became convertible on May 1, 2013 and July 29, 2013, the conversion option of all other third party convertible notes became tainted. Under ASC 815-15 “Derivatives and Hedging”, it should be recorded as derivative liability. As a result of the full conversion of Asher convertible debt on September 9, 2013, the derivative treatment on these convertible debts ended and the derivative liabilities were reclassified back to equity. See discussion in Note 5.

Convertible debt outstanding, net of debt discount of $0, on March 31, 2011	$6,790
Less: principal converted into common stock	(2,178)
Add: convertible debt transferred from related party to third party with accrued interest, net of debt discount of $15,120	-
Convertible debt outstanding, net of debt discount of $15,120, on March 31, 2012	$4,612
Add: reclassification from nonconvertible debt to convertible debt, net of debt discount of $45,000	-
Add: issuance of convertible debts, net of debt discount of $70,000	-
Add: reclassification from related-party convertible debt	18,900
Less: principal converted into common stock	(132,905)
Add: amortization of debt discount	130,120
Convertible debts outstanding, net of debt discount of $0 on March 31, 2013	$20,727

During the year ended March 31, 2013, $137,505 of convertible debts and accrued interests was converted into 637,644,432 million shares of common stock.

During the year ended March 31, 2012, $2,178 of convertible debts was converted into 217.78 million shares of common stock at $0.00001 per share.

Asher Enterprises, Inc.

On February 9, 2012, the Company borrowed $45,000 from Asher Enterprises. The maturity date of this note is November 10, 2012. This loan bears an interest rate of 8% per annum. Interest on overdue principal after default accrues at an annual rate of 22%. On August 7, 2012, after 180 days following the date of the issuance, the note became convertible and was reclassified from nonconvertible debts. Asher Enterprises has the right to convert all or a portion of the remaining outstanding principal amount of this note into shares of the Company’s Common Stock. The conversion price is 58% multiplied by the average of the lowest two trading prices for the Common Stock during the twenty trading day period ending on the latest complete trading day prior to the conversion date. During the year ended March 31, 2013, Asher Enterprise converted the whole note along with accrued interest of $1,800 into 100,522,036 common shares.

On March 29, 2012, Asher Enterprises, Inc. purchased a convertible note for $15,120 with an annual interest rate of 10%, from Armada International, which is a related party. The new Asher convertible note is due on demand, with interest at 10%, and changes the conversion price from $0.00001 to 58% multiplied by the average of the lowest two trading prices for the Common Stock during the twenty trading day period ending on the latest complete trading day prior to the conversion date. During the year ended March 31, 2013, Asher Enterprise converted the whole note into 7,957,895 common shares.

On April 23, 2012, the Company borrowed $32,500 from Asher Enterprises. The maturity date of this note is January 25, 2013. This loan bears an interest rate of 8% per annum. Interest on overdue principal after default accrues at an annual rate of 22%. The note became convertible on October 20, 2012, after 180 days following the date of the note. Asher Enterprises has the right to convert all or a portion of the remaining outstanding principal amount of this note into shares of the Company’s Common Stock. The conversion price is 49% multiplied by the average of the lowest two trading prices for the Common Stock during the twenty trading day period ending on the latest complete trading day prior to the conversion date. During the year ended March 31, 2013, Asher Enterprise converted principal of $32,500 and accrued interest of $1,300 into 107,447,465 common shares, bringing the note balance to $0.

On June 21, 2012, the Company borrowed $37,500 from Asher Enterprises. The maturity date of this note is March 25, 2013. This loan bears an interest rate of 8% per annum. Interest on overdue principal after default accrues at an annual rate of 22%. The note became convertible on December 18, 2012, after 180 days following the date of the note. Asher Enterprises has the right to convert all or a portion of the remaining outstanding principal amount of this note into shares of the Company’s Common Stock. The conversion price is 53% multiplied by the average of the lowest two trading prices for the Common Stock during the forty trading day period ending on the latest complete trading day prior to the conversion date. During the year ended March 31, 2013, Asher Enterprise converted principal of $37,500 and interest of $1,500 into 143,287,036 common shares, bringing the note balance to $0.

As of March 26, 2013, all the Asher convertible notes were fully converted.

The Company analyzed the conversion option of all the Asher notes for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the embedded conversion feature should be classified as a liability due to their being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The embedded conversion feature was measured at fair value at the date of inception and at the end of each reporting period or termination of the instrument with the change in fair value recorded to earnings.

Other Third Party Convertible Notes

The convertible debts were issued in September 2009, bear an interest rate at 8% per annum, due in one year, and are convertible at $0.00001 per share.

During the year ended March 31, 2013, $18,900 related party convertible debt was reclassified to third party convertible note. This is due to the debt assignment from a related-party debt holder to a third-party debt holder. The Company did not enter into a new debt agreement with the new debt holder and there is no change to the original terms of the promissory note.

During the year ended March 31, 2013, debt principal of $2,785 has been converted into 278,450,000 common shares.

As a result of the issuance of convertible debt to Asher Enterprise on March 29, 2012 and the reclassification of Asher Enterprise nonconvertible note to convertible note during the year ended March 31, 2013, the conversion option of all other third party convertible notes became tainted. Under ASC 815-15 “Derivatives and Hedging”, all other tainted share settle able instruments must be reclassified from liability to equity. As a result of the full conversion of Asher convertible debts on March 26, 2013, the derivative treatment on these other third convertible notes ended and the derivative liabilities must be reclassified back to equity. See discussion in Note 7.